T. ROWE PRICE Retirement 2015 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 49.2%
T. Rowe Price Funds:
New Income Fund  710,497 5,875 68,060 75,567,769 634,769
Limited Duration Inflation
Focused Bond Fund  679,264 1,243 113,556 108,426,205 556,226
International Bond Fund (USD
Hedged)  248,876 2,055 14,098 25,855,147 230,886
Dynamic Global Bond Fund  197,646 1,972 21,973 18,109,252 178,376
Emerging Markets Bond Fund  159,283 18,775 10,935 18,733,576 158,299
High Yield Fund  153,166 5,189 7,651 25,278,312 143,834
U.S. Treasury Long-Term Index
Fund  137,005 15,334 10,792 15,783,673 139,686
Floating Rate Fund  107,450 1,520 27,817 9,049,911 82,897
Total Bond Mutual Funds (Cost $2,307,072) 2,124,973
EQUITY MUTUAL FUNDS 47.1%
T. Rowe Price Funds:
Value Fund  439,123 818 53,342 8,846,272 369,067
Growth Stock Fund (2) 310,744 38,483 20,213 4,546,745 328,684
Equity Index 500 Fund  265,800 21,057 30,333 2,121,002 221,093
Overseas Stock Fund  180,398 11,261 7,431 15,368,996 163,372
International Value Equity Fund  188,513 351 19,843 11,079,754 144,923
International Stock Fund  151,504 2,993 7,053 8,398,037 136,972
Real Assets Fund  95,397 17,959 5,151 7,277,126 98,023
Mid-Cap Value Fund  91,452 166 3,562 2,556,001 80,259
Mid-Cap Growth Fund (2) 83,875 175 4,411 847,285 77,967
U.S. Large-Cap Core Fund  46,346 32,726 3,596 2,439,242 74,641
U.S. Equity Research Fund  67,396 11,152 3,813 1,922,949 72,591
Emerging Markets Discovery
Stock Fund  69,832 1,149 3,743 5,069,524 63,673
Emerging Markets Stock Fund  64,801 123 2,193 1,625,108 58,114
Small-Cap Stock Fund  58,652 467 1,737 1,006,861 56,425
Small-Cap Value Fund  64,854 107 8,711 972,681 51,727
New Horizons Fund (2) 34,948 80 2,427 674,487 36,247
Total Equity Mutual Funds (Cost $1,534,821) 2,033,778
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  491 60,935 60,866 5,621 562
Total Other Mutual Funds (Cost $558) 562
T. ROWE PRICE Retirement 2015 Fund

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 68,163 243,593 153,964 157,791,842 157,792
Total Short-Term Investments (Cost $157,792) 157,792
Total Investments in Securities 100.0%
(Cost $4,000,243) $ 4,317,105
Other Assets Less Liabilities (0.0)% (1,497)
Net Assets 100.0% $ 4,315,608
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 93 MSCI EAFE Index contracts 9/22 8,496 $ (351)
Short, 9 Russell 2000 E-Mini Index contracts 9/22 (830) (58)
Long, 35 S&P 500 E-Mini Index contracts 9/22 6,924 189
Short, 134 U.S. Treasury Notes five year contracts 12/22 (14,850) 51
Net payments (receipts) of variation margin to date 56
Variation margin receivable (payable) on open futures contracts $ (113)

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 54 $ 731 $ 1,613
Emerging Markets Bond Fund  (2,903) (8,824) 2,567
Emerging Markets Discovery Stock Fund  (724) (3,565) —
Emerging Markets Stock Fund  583 (4,617) —
Equity Index 500 Fund  25,760 (35,431) 1,067
Floating Rate Fund  (2,085) 1,744 1,334
Growth Stock Fund  (4,775) (330) —
High Yield Fund  (843) (6,870) 2,390
International Bond Fund (USD Hedged)  (1,209) (5,947) 1,566
International Stock Fund  37 (10,472) —
International Value Equity Fund  2,058 (24,098) —
Limited Duration Inflation Focused Bond Fund  9 (10,725) —
Mid-Cap Growth Fund  (496) (1,672) —
Mid-Cap Value Fund  1,479 (7,797) —
New Horizons Fund  (636) 3,646 —
New Income Fund  (5,968) (13,543) 4,522
Overseas Stock Fund  640 (20,856) —
Real Assets Fund  (315) (10,182) —
Small-Cap Stock Fund  900 (957) —
Small-Cap Value Fund  3,297 (4,523) —
Transition Fund  242 2 26
U.S. Equity Research Fund  (566) (2,144) —
U.S. Large-Cap Core Fund  (548) (835) —
U.S. Treasury Long-Term Index Fund  (3,959) (1,861) 1,016
Value Fund  (3,159) (17,532) —
U.S. Treasury Money Fund, 2.40% — — 536
Totals $ 6,873# $ (186,658) $ 16,637+
# Capital gain distributions from underlying Price funds represented $308 of the net realized gain
(loss).
+ Investment income comprised $16,637 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2015 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement 2015 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F156-054Q1 08/22